STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS EQUITY
NOTE 7 - STOCKHOLDERS EQUITY

NOTE 6 - STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Shares

As of June 30, 2021, and December 31, 2020, the Company had authorized 100,000,000 shares of preferred stock, $0.0001 per value per share, of which 60,000,000 shares are designated as Series A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 56,538,285 and 60,000,000 shares were issued and outstanding as of June 30, 2021 and December 31, 2020, respectively.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,413,457,125 as of June 30th, 2021 shares of common stock assuming full conversion of all outstanding shares. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Class B Preferred Stock

As of June 30, 2021, and December 31, 2020, the Company had authorized 1,500 shares of Class B Preferred Stock, $.0001 par value per share, of which 123 shares and 408 shares were issued and outstanding, respectively.

Below is a summary description of the material rights, designations and preferences of the Class B Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Certificate of Designation).

The Company has the right to redeem the Class B Preferred Stock, in accordance with the following schedule:

i.

If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class B Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class B Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class B Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of eight percent (8%) per annum on the Class B Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class B Preferred Stock calculated at the purchase price.

The Stated Value of the Class B Preferred Stock is $1,200 per share.

Following any Event of Default (as defined in the Certificate of Designation), all outstanding shares of Class B Preferred Stock shall come immediately due for redemption and the redemption amount shall accrue interest at the lesser of (a) 18% per annum or (b) the maximum legal rate. Redemption following an Event of Default shall occur at an amount equaling: one hundred and thirty five percent (135%), multiplied by the sum of the Stated Value, all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation for all shares of Class B Preferred Stock.

The Class B Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class B Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share of Preferred Stock by $0.183.

From the date of issuance until the date when the Holder no longer holds any shares of Class B Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class B Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

In addition to any adjustments pursuant to the terms of the Certificate of Designation, if at any time the Company sells any Common Stock Equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of Common Stock (the “Purchase Rights”), then the Holder will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which the Holder could have acquired if the Holder had held the number of shares of Common Stock acquirable upon complete conversion of such Holder’s Preferred Stock (without regard to any limitations on exercise hereof, including without limitation, the Beneficial Ownership Limitation) immediately before the date on which a record is taken for the grant, issuance or sale of such Purchase Rights, or, if no such record is taken, the date as of which the record holders of shares of Common Stock are to be determined for the grant, issue or sale of such Purchase Rights (provided, however, to the extent that the Holder’s right to participate in any such Purchase Right would result in the Holder exceeding the Beneficial Ownership Limitation, then the Holder shall not be entitled to participate in such Purchase Right to such extent (or beneficial ownership of such shares of Common Stock as a result of such Purchase Right to such extent) and such Purchase Right to such extent shall be held in abeyance for the Holder until such time, if ever, as its right thereto would not result in the Holder exceeding the Beneficial Ownership Limitation). Notwithstanding the foregoing, the holders of the Preferred Stock shall not be entitled to such rights relating to the spin-off of non-core assets of the Company, even if the holders of common stock of the Company are entitled to such dividend. Upon a Subsequent Financing, a Holder of at least one hundred (100) shares of Class B Preferred Stock shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

If at any time on or after the issuance date of the Class B Preferred Stock, the Company proposes to file any Registration Statement with respect to any offering of equity securities, or securities or other obligations exercisable or exchangeable for, or convertible into, equity securities, by the Company for its own account or for shareholders of the Company for their account (or by the Company and by shareholders of the Company), other than a Registration Statement in connection with a merger or acquisition, then the Company shall offer to the Holders the opportunity to register the sale of such number of Preferred Stock as such Holders may request in writing.

The foregoing summary of terms is subject to, and qualified in its entirety, by the Certificate of Designation for the Class B Preferred Stock.

Class C Preferred Stock

On January 28, 2021, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class C Preferred Stock, of which 760 shares were issued and outstanding as of June 30, 2021.

Below is a summary description of the material rights, designations and preferences of the Class C Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Certificate of Designation).

The Company has the right to redeem the Class C Preferred Stock, in accordance with the following schedule:

i.

If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class C Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class C Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class C Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class C Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class C Preferred Stock calculated at the purchase price. The Stated Value of the Class C Preferred Stock is $1,200 per share.

The Class C Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (i)(a) $1.22 (a fixed price equaling ninety percent (90%) of the average daily volume weighted average price (“VWAP”) for the Company’s common stock for the five (5) trading days preceding the execution of definitive agreements); and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split..

From the date of issuance until the date when the Holder no longer holds any shares of Class C Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class C Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

If at any time the Company sells any Common Stock Equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of Common Stock (the “Purchase Rights”), then the Holder will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which the Holder could have acquired if the Holder had held the number of shares of Common Stock acquirable upon complete conversion of such Holder’s Preferred Stock (without regard to any limitations on exercise hereof, including without limitation, the Beneficial Ownership Limitation) immediately before the date on which a record is taken for the grant, issuance or sale of such Purchase Rights, or, if no such record is taken, the date as of which the record holders of shares of Common Stock are to be determined for the grant, issue or sale of such Purchase Rights (provided, however, to the extent that the Holder’s right to participate in any such Purchase Right would result in the Holder exceeding the Beneficial Ownership Limitation, then the Holder shall not be entitled to participate in such Purchase Right to such extent (or beneficial ownership of such shares of Common Stock as a result of such Purchase Right to such extent) and such Purchase Right to such extent shall be held in abeyance for the Holder until such time, if ever, as its right thereto would not result in the Holder exceeding the Beneficial Ownership Limitation). Notwithstanding the foregoing, the holders of the Preferred Stock shall not be entitled to such rights relating to the spin-off of non-core assets of the Company, even if the holders of common stock of the Company are entitled to such dividend. Upon a Subsequent Financing, a Holder of at least one hundred (100) shares of Class C Preferred Stock shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

If at any time on or after the issuance date of the Class C Preferred Stock, the Company proposes to file any Registration Statement with respect to any offering of equity securities, or securities or other obligations exercisable or exchangeable for, or convertible into, equity securities, by the Company for its own account or for shareholders of the Company for their account (or by the Company and by shareholders of the Company), other than a Registration Statement in connection with a merger or acquisition, then the Company shall offer to the Holders the opportunity to register the sale of such number of Preferred Stock as such Holders may request in writing.

The foregoing summary of terms is subject to, and qualified in its entirety, by the Certificate of Designation for the Class C Preferred Stock.

Class D Convertible Preferred Stock

On March 11, 2021, the Company amended its Articles of Incorporation to designate 2,000 shares of undesignated preferred stock as Class D Preferred Stock, of which 2,000 shares were issued and outstanding as of June 30, 2021.

Below is a summary description of the material rights, designations and preferences of the Class D Preferred Stock (all capitalized terms not otherwise defined herein shall have that definition assigned to it as per the Certificate of Designation).

The Company has the right to redeem the Class D Preferred Stock, in accordance with the following schedule:

i.

If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends;

ii.

If all of the Class D Preferred Stock are redeemed after ninety (90) calendar days and within one hundred twenty (120) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty percent (120%) of the Stated Value together with any accrued but unpaid dividends; and

iii.

If all of the Class D Preferred Stock are redeemed after one hundred and twenty (120) calendar days and within one hundred eighty (180) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and twenty five percent (125%) of the Stated Value together with any accrued but unpaid dividends.

iv.

The Company shall redeem the Class D Preferred Stock on the date that is One (1) Calendar year from the issuance at an amount equaling the sum of the Stated Value and all accrued but unpaid dividends and all other amounts due pursuant to the Certificate of Designation.

The Company shall pay a dividend of three percent (3%) per annum on the Class D Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Class D Preferred Stock calculated at the purchase price. The Stated Value of the Class D Preferred Stock is $1,200 per share.

The Class D Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Class D Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by $1.73.

From the date of issuance until the date when the Holder no longer holds any shares of Class D Preferred Stock, upon any issuance by the Company or any of its Subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, Indebtedness or a combination of units thereof (a “Subsequent Financing”), the Holder may elect, in its sole discretion, to exchange (in lieu of conversion), if applicable, all or some of the shares of Class D Preferred Stock then held for any securities or units issued in a Subsequent Financing on a $1.00 for $1.00 basis. Additionally, if in such Subsequent Financing there are any contractual provisions or side letters that provide terms more favorable in the aggregate discount to the investors than the terms provided for hereunder, then the Company shall specifically notify the Holder of such additional or more favorable terms and such terms, at Holder’s option, shall become a part of the transaction documents with the Holder.

If at any time the Company sells any Common Stock Equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of Common Stock (the “Purchase Rights”), then the Holder will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which the Holder could have acquired if the Holder had held the number of shares of Common Stock acquirable upon complete conversion of such Holder’s Preferred Stock (without regard to any limitations on exercise hereof, including without limitation, the Beneficial Ownership Limitation) immediately before the date on which a record is taken for the grant, issuance or sale of such Purchase Rights, or, if no such record is taken, the date as of which the record holders of shares of Common Stock are to be determined for the grant, issue or sale of such Purchase Rights (provided, however, to the extent that the Holder’s right to participate in any such Purchase Right would result in the Holder exceeding the Beneficial Ownership Limitation, then the Holder shall not be entitled to participate in such Purchase Right to such extent (or beneficial ownership of such shares of Common Stock as a result of such Purchase Right to such extent) and such Purchase Right to such extent shall be held in abeyance for the Holder until such time, if ever, as its right thereto would not result in the Holder exceeding the Beneficial Ownership Limitation). Notwithstanding the foregoing, the holders of the Preferred Stock shall not be entitled to such rights relating to the spin-off of non-core assets of the Company, even if the holders of common stock of the Company are entitled to such dividend. Upon a Subsequent Financing, a Holder of at least one hundred (100) shares of Class D Preferred Stock shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

If at any time on or after the issuance date of the Class D Preferred Stock, the Company proposes to file any Registration Statement with respect to any offering of equity securities, or securities or other obligations exercisable or exchangeable for, or convertible into, equity securities, by the Company for its own account or for shareholders of the Company for their account (or by the Company and by shareholders of the Company), other than a Registration Statement in connection with a merger or acquisition, then the Company shall offer to the Holders the opportunity to register the sale of such number of Preferred Stock as such Holders may request in writing.

The foregoing summary of terms is subject to, and qualified in its entirety, by the Certificate of Designation for the Class D Preferred Stock.

As of June 30, 2021, and December 31, 2020, a total of 39,995,000 and 39,998,500 shares of preferred stock remain undesignated and unissued, respectively.

Common Stock

As of June 30, 2021, and December 31, 2020, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 42,475,133 and 33,075,711 shares issued and outstanding, respectively.

Class C and D Preferred Stock Purchase Agreements.

On January 28, 2021, the Company entered into a purchase agreement with GHS whereby GHS agreed to purchase, in tranches, up to $1,000,000 in exchange for 1,010 shares of Class C Preferred Stock. GHS purchased 760 shares for $750,000 as of June 30, 2021.

On March 11, 2021, the Company entered into a purchase agreement with GHS whereby GHS agreed to purchase, in tranches, up to $2,000,000 in exchange for 2,000 shares of Class D Preferred Stock. On March 11, 2021 GHS purchased 500 shares for $500,000. On March 19, 2021, GHS purchased the second tranche of 500 shares of Class D Preferred Stock for $500,000. On March 26, 2021 GHS purchased the third tranche of 500 shares of Class D Preferred Stock for $500,000. On April 1, 2021, GHS purchased the fourth tranche of 500 shares of Class D Preferred Stock for $500,000.

Shares issued during the six months ended June 30, 2021

On January 7, 2021, the Company issued 66,667 shares of common stock to consultants for services with a fair value of $18,000, or $0.27 per share.

On January 26, 2021, the Company issued a total of 1,733,333 shares of common stock to UAHC and Iliad related to the convertible debt settlement agreement (See Note 4).

On February 8, 2021, the Company issued 333,333 shares of common stock for the conversion of Class A Preferred stock.

On March 27, 2021, the Company issued 168,350 shares of common stock for the $500,000 purchase consideration for 51% ownership in Box Pure Air (See Note 3).

On April 2, 2021, the Company issued 1,744,343 shares of common stock in order to round up shares to the nearest round lot in connection with the reverse split.

On May 4, 2021, the Company issued 375,000 shares of common stock in exchange for conversion of preferred Class A Preferred Stock.

On May 26, 2021, the Company issued 66,667 shares of common stock to consultants for services with a fair value of $35,866, or $0.538 per share.

On June 18, 2021, the Company issued 1,868,853 shares of common stock to GHS in exchange for conversion of their preferred stock Class B Preferred Stock.

On June 24, 2021, the Company issued 1,375,000 shares of common stock each (for a total of 2,750,000) to two directors in exchange for conversion of their Class A Preferred Stock, and 2,461,715 shares of Class A Preferred Stock were cancelled.

On June 30, 2021, the Company issued 292,875 shares of common stock in exchange for conversion of Class A Preferred Stock.

NOTE 7 - STOCKHOLDERS’ DEFICIT

On January 30, 2020, the Company amended its Articles of Incorporation and authorized 5,000,000,000 shares of common stock (previously 2,000,000,000 shares) and 100,000,000 shares of preferred stock (previously 60,000,000 shares), of which 60,000,000 shares are designated as Class A Convertible Preferred Stock. The Company has retroactively reflected this amendment as of December 31, 2019.

On December 18, 2020, the Company amended its Articles of Incorporation to designate 1,500 shares of undesignated preferred stock as Class B Preferred Stock.

Class A Convertible Preferred Shares

As of December 31, 2020 and, 2019, the Company had authorized 100,000,000 shares of preferred stock, $0.0001 par value per share, of which 60,000,000 shares are designated as Series A Convertible Preferred Stock (“Class A Stock”) with $0.0001 par value per share, of which 60,000,000 and 54,200,000 shares were issued and outstanding as of December 31, 2020 and 2019, respectively.

Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,500,000,000 and 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares as of December 31, 2020 and 2019, respectively. No dividends are payable unless declared by the Board of Directors. Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share.

Class B Convertible Preferred Shares

As of December 31, 2020, the Company authorized 1,500 shares of preferred stock, $.0001 par value per share, of which 408 shares were issued and outstanding.

As of December 31, 2020 and 2019, a total of 39,998,500 and 40,000,000 shares of preferred stock remain undesignated and unissued, respectively.

Common Stock

As of December 31, 2020 and 2019, the Company’s authorized common stock was 5,000,000,000 shares, at $0.0001 par value per share, with 2,479,976,812 and 1,698,279,820 shares issued and outstanding as of December 31, 2020 and 2019, respectively.

Equity Financing Agreement

On April 21, 2020, the Company entered an Equity Financing Agreement (the “Equity Financing Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”). Pursuant to the Equity Financing Agreement GHS agreed to purchase up to $7,000,000 in shares of the Company’s common stock, from time to time over the course of twenty-four (24) months after effectiveness of a registration statement on Form S-1 (the “Registration Statement”) of the underlying shares of Common Stock (the “Contract Period”). The Registration Statement was declared effective on July 29, 2020 at which time the Company was authorized to direct GHS to purchase shares of Common Stock of the Company.

The Equity Financing Agreement grants the Company the right, from time to time at its sole discretion (subject to certain conditions) during the Contract Period, to direct GHS to purchase shares of Common Stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The purchase price of the shares of Common Stock contained in a Put shall be 80% percent of the lowest volume weighted average price (VWAP) of the Company’s Common Stock for ten (10) consecutive trading days preceding the Put. No Put will be made in an amount less than $25,000 or greater than $500,000. In no event is the Company entitled to make a Put or is Investor be entitled to purchase that number of shares of Common Stock of the Company, which when added to the sum of the number of shares of Common Stock beneficially owned, by GHS, would exceed 4.99% of the number of shares of Common Stock outstanding on such date.

The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of $7,000,000 in the Common Stock of the Company pursuant to the Equity Financing Agreement; on the Date that is twenty-four (24) calendar months from the date the Registration Statement is declared "Effective"; at such time that the Registration Statement is no longer in effect; by the Company at any time, after ninety (90) calendar days’ notice following the closing of any Put; or upon thirty (30) calendar days after written notice by the Company if no Put Notices have been delivered. Actual sales of shares of Common Stock to the Investor under the Equity Financing Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. The net proceeds under the Equity Financing Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to GHS.

Shares issued during the year ended December 31, 2020

During the year ended December 31, 2020, the Company issued a total of 320,000,000 shares of common stock to GHS at an aggregate price of $812,576 (or $0.0025 per share) under the Put notices issued by the Company under the Equity Financing Agreement.

During the year ended December 31, 2020, the Company issued an aggregate of 391,696,992 shares of common stock to investors for the conversion of a total of $778,657 of convertible debt and accrued interest.

On February 11, 2020, the Company issued 10,000,000 shares of common stock to a consultant for services with a fair value of $87,000, or $0.0087 per share.

On March 12, 2020, the Company issued 5,000,000 shares of common stock to a consultant for services with a fair value of $30,000, or $0.0060 per share.

On October 9, 2020, the Company issued 7,400,000 shares of Class A Preferred Stock to five of the Company’s directors at an aggregate value of $555,000.

On December 8, 2020 the Company issued 15,000,000 shares of common stock to two consultants for services with a fair value of $42,000, or $0.0021 per share.